Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases
Rent expense	$ 558	$ 602	$ 610
Sublease income received on leased assets	17	22	25
Future net minimum lease payments for operating leases
2015	432
2016	361
2017	300
2018	210
2019	170
Thereafter	230
Total operating leases, excluding sublease rentals	1,703
Sublease income	(27)
Total operating lease	1,676
Future net minimum lease payments for capital leases
2015	41
2016	35
2017	24
2018	19
2019	16
Thereafter	99
Total minimum lease payments	234
Less: amount representing estimated executory costs included in total minimum lease payments	(2)
Net minimum lease payments	232
Less: amount representing interest	(88)
Present value of minimum lease payments	$ 144